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SAFECO Plaza                                             Phone:   (206) 545-5000
Seattle, WA  98185-0001

May 2, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


         Re:      SAFECO Money Market Trust
                  1933 Act File Number - 2-25272
                  1940 Act File Number - 811-3347


Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of (i) the form of the No-Load Class prospectus and Statement of Additional Information each dated May 1, 2000, and (ii) the form of the Advisor Class A, Advisor Class B and Advisor Class C prospectus and Statement of Additional Information each dated May 1, 2000, for the Registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 28, 2000 and became effective April 29, 2000.

If you have any comments or questions  concerning the filing,  please call me at
(206) 545-6145.

Sincerely,

/s/ Lizbeth A. Englund

Lizbeth A. Englund
Counsel